PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of September 30, 2017 and 2016:

	As of September 30,
	2017	2016
Buildings	$5,306,286	$5,293,106
Machinery	3,987,090	3,852,205
Furniture, fixtures and equipment	486,588	468,880
Motor vehicles	156,360	130,622
Total property plant and equipment, at cost	9,936,324	9,744,813
Less: accumulated depreciation	(4,290,600)	(3,845,215)
	5,645,724	5,899,598
Construction in progress (“CIP”)	-	8,387
Property, plant and equipment, net	$5,645,724	$5,907,985

Depreciation expense was $425,696 and $442,793 for the years ended September 30, 2017 and 2016, respectively.

As of September 30, 2017 and 2016, the Company pledged buildings and machinery to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 11.